                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/13

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     14 May 2013
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 29,893,016
Form 13F Information Table Value Total: $ 189,526,374



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

03/31/2013                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
ACME PACKET INC			COM		004764 10 6	24,001,087 	820,971 	 X
AETNA INC NEW			COM		00817Y 10 8	1,609,726 	31,483 		 X
ALTERRA CAPITAL HOLDINGS LIM	COM		G0229R 10 8	311,531 	9,893 		 X
AMERISTAR CASINOS INC		COM		03070Q 10 1	4,804,156 	183,155 	 X
ARBITRON INC			COM		03875Q 10 8	199,291 	4,252 	 	 X
ASSISTED LIVING CONCPT NEV N	CL A NEW	04544X 30 0	3,211,489 	270,100 	 X
COVENTRY HEALTH CARE INC	COM		222862 10 4	5,610,350 	119,293 	 X
CREXUS INVT CORP		COM		226553 10 5	14,322		1,100 		 X
DELL INC			COM		24702R 10 1	14,307,545 	998,433 	 X
DUFF & PHELPS CORP NEW		CL A		26433B 10 7	820,479 	52,900 		 X
EDAC TECHNOLOGIES CORP		COM		279285 10 0	47,017 	 	2,536 		 X
FERRO CORP			COM		315405 10 0	675 	 	100 		 X
FOCUS MEDIA HLDG LTD		CALL		34415V 90 9	112,100 	590 		 X
FOCUS MEDIA HLDG LTD		SPONSORED ADR	34415V 10 9	5,386,504 	200,914 	 X
GARDNER DENVER INC		COM		365558 10 5	19,858,784 	264,396 	 X
HEINZ H J CO			CALL		423074 90 3	5,000 	 	500 		 X
HEINZ H J CO			COM		423074 10 3	4,903,520 	67,850 		 X
HOT TOPIC INC			COM		441339 10 8	4,500,923 	324,274 	 X
KAYAK SOFTWARE CORP		CL A		486577 10 9	6,479,234 	162,143 	 X
KNIGHT CAP GROUP INC		NOTE 3.5% 3/1	499005 AE 6	3,815,225 	3,820,000 	 X
K-SWISS INC			CL A		482686 10 2	1,854,312 	391,205 	 X
METROPCS COMMUNICATIONS INC	COM		591708 10 2	1,090 	 	100 		 X
NETSPEND HLDGS INC		COM		64118V 10 6	4,168,074 	262,308 	 X
OUTDOOR CHANNEL HLDGS INC	COM NEW		690027 20 6	892 	 	100 		 X
PERVASIVE SOFTWARE INC		COM		715710 10 9	203,574 	22,200 		 X
PLAINS EXPL& PRODTN CO		COM		726505 10 0	10,286,749 	216,700 	 X
SANDISK CORP			NOTE 1.0% 5/1	80004C AC 5	19,484,400 	19,500,000 	 X
SEACUBE CONTAINER LEASING LT	SHS		G79978 10 5	1,110,047 	48,347 		 X
SEALY CORP			SR SECD 3RD 8%	812139 40 0	32,099,460 	418,234 	 X
SPRINT NEXTEL CORP		COM SER 1	852061 10 0	9,582,651 	1,543,100 	 X
SPRINT NEXTEL CORP		PUT		852061 95 0	3,457,575 	6,985 		 X
VIRGIN MEDIA INC		COM		92769L 10 1	7,267,148 	148,400 	 X
WMS INDS INC			COM		929297 10 9	11,445 	 	454 		 X




			 				       $ 189,526,374	29,893,016